Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data (unaudited)

The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2011
Interest income	$24,726	$24,415	$24,659	$23,895
Interest expense	3,336	3,640	3,842	3,878
Net interest income	21,390	20,775	20,817	20,017
Provision for loan losses	3,350	13,750	1,700	1,792
Net gains on sales of securities	—	7	309	34
Provision (benefit) for federal income taxes	888	(3,334)	660	342
Net income (loss)	2,483	(5,718)	1,992	1,532
Net income (loss) per share:
Basic	$0.18	$(0.41)	$0.14	$0.11
Diluted	0.18	(0.41)	0.14	0.11

2010
Interest income	$24,508	$24,248	$24,396	$24,095
Interest expense	4,062	4,261	4,412	4,662
Net interest income	20,446	19,987	19,984	19,433
Provision for loan losses	2,600	13,400	2,600	2,400
Net gains on sales of securities	1,765	117	298	621
Provision (benefit) for federal income taxes	376	(3,772)	(238)	(902)
Net income (loss)	1,457	(6,160)	360	6
Net income (loss) per share:
Basic	$0.10	$(0.46)	$0.02	$—
Diluted	0.10	(0.46)	0.02	—